UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greystone Investment Management, LLC
Address: 3805 Edwards Road
         Suite 180
         Cincinnati, OH  45209

13F File Number:  028-10016

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ruth Wesner Adams
Title:     Chief Compliance Officer
Phone:     513-731-8444

Signature, Place, and Date of Signing:

 /s/     Ruth Wesner Adams     Cincinnati, OH     July 15, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:    $278,844 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    11329   215296 SH       SOLE                   215296        0        0
Anheuser Busch Companies Incor ADRs 		035229103    11409   196665 SH       SOLE                   196665        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     9320   363780 SH       SOLE                   363780        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702     1914    24735 SH       SOLE                    24735        0        0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104    15876   478625 SH       SOLE                   478625        0        0
BROOKFIELD INFRAST PARTNERS    LP INT UNIT      G16252101     2588   103320 SH       SOLE                   103320        0        0
Canadian Oil Sands Limited CAN Foreign Equity   13643E105    13300   460710 SH       SOLE                   460710        0        0
CENOVUS ENERGY INC             COM              15135U109     7632   202126 SH       SOLE                   202126        0        0
Cheung Kong Hldgs Limited Adr  ADR 		166744201      690    47200 SH       SOLE                    47200        0        0
Cheung Kong Holdings Limited O Foreign Equity   Y13213106    14826  1014000 SH       SOLE                  1014000        0        0
COCA COLA CO                   COM              191216100      565     8400 SH       SOLE                     8400        0        0
COMCAST CORP NEW               CL A SPL         20030N200    10275   424048 SH       SOLE                   424048        0        0
ENCANA CORP                    COM              292505104     9913   321956 SH       SOLE                   321956        0        0
EXXON MOBIL CORP               COM              30231G102      861    10575 SH       SOLE                    10575        0        0
Fairfax Finl Hldgs Limited     Foreign Equity   303901102     8694    21713 SH       SOLE                    21713        0        0
Fanuc Limited Japan Adr JAPAN  ADR 		307305102     1182    42715 SH       SOLE                    42715        0        0
Fanuc Limited Shs JAPAN        Foreign Equity   J13440102     5842    35200 SH       SOLE                    35200        0        0
Groupe Danone Shs FRANCE       Foreign Equity   F12033134    10661   142975 SH       SOLE                   142975        0        0
Henderson Land Dev Company Lim Foreign Equity   Y31476107    14089  2180000 SH       SOLE                  2180000        0        0
Henderson Ld Dev Limited Spons ADR 		425166303      395    61270 SH       SOLE                    61270        0        0
INTEL CORP                     COM              458140100    10740   484665 SH       SOLE                   484665        0        0
ISHARES TR                     DJ OIL&GAS EXP   464288851      252     3635 SH       SOLE                     3635        0        0
ISHARES TR                     S&P DEV EX-US    464288422      225     6461 SH       SOLE                     6461        0        0
JOHNSON & JOHNSON              COM              478160104      541     8133 SH       SOLE                     8133        0        0
JPMORGAN CHASE & CO            COM              46625H100     7061   172475 SH       SOLE                   172475        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     3473    35880 SH       SOLE                    35880        0        0
LEGG MASON INC                 COM              524901105      726    22150 SH       SOLE                    22150        0        0
MEDTRONIC INC                  COM              585055106     9523   247145 SH       SOLE                   247145        0        0
MERCK & CO INC NEW             COM              58933Y105      299     8473 SH       SOLE                     8473        0        0
MICROSOFT CORP                 COM              594918104    12043   463207 SH       SOLE                   463207        0        0
Nestle S A Sponsored Adr SWITZ ADR		641069406    11354   182959 SH       SOLE                   182959        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109    11176   182891 SH       SOLE                   182891        0        0
Oakmark International Small Ca Mutual Funds 	413838509    10711   741737 SH       SOLE                   741737        0        0
PROCTER & GAMBLE CO            COM              742718109     1000    15729 SH       SOLE                    15729        0        0
Pyi Corporation Limited Shs BE Foreign Equity   G7304P105     1562 32849000 SH       SOLE                 32849000        0        0
REPUBLIC SVCS INC              COM              760759100     3554   115195 SH       SOLE                   115195        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      549     7720 SH       SOLE                     7720        0        0
SCHLUMBERGER LTD               COM              806857108      907    10500 SH       SOLE                    10500        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    10985   227820 SH       SOLE                   227820        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      608    12600 SH  CALL SOLE                    12600        0        0
TOTAL S A                      SPONSORED ADR    89151E109     9151   158215 SH       SOLE                   158215        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769     1260    18421 SH       SOLE                    18421        0        0
Vanguard Total International S Mutual Funds 	921909602      852    52117 SH       SOLE                    52117        0        0
VARIAN MED SYS INC             COM              92220P105      210     3000 SH       SOLE                     3000        0        0
WASHINGTON FED INC             COM              938824109      603    36715 SH       SOLE                    36715        0        0
WELLS FARGO & CO NEW           COM              949746101     9182   327230 SH       SOLE                   327230        0        0
Wheelock Company Limited Ord H Foreign Equity   Y9553V106     8936  2222000 SH       SOLE                  2222000        0        0